Intangible and other long-term assets (Schedule of Reconciliation between Opening and Closing Balances) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance	$ 2,335,117	$ 2,300,052
Additions
Adjustment effect of the year	(12,161)	35,065
Balance	2,322,956	2,335,117
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	4,706,666	4,672,503
Additions	11,250	9,880
Adjustment effect of the year	1,431	24,283
Balance	4,719,347	4,706,666
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	(2,371,549)	(2,372,451)
Additions	(11,250)	(9,880)
Adjustment effect of the year	(13,592)	10,782
Balance	$ (2,396,391)	$ (2,371,549)